Derivative Financial Instruments - Disclosure of Notional Amounts and Fair Values of Derivatives (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges
Notional amount	£ 210,222	£ 177,802
Assets	2,592	2,439
Liabilities	1,570	1,008
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	1,607	1,368
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	54	70
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	40,523	47,322
Derivatives held for trading: | Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	10,100	14,769
Derivatives held for trading: | Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	29,513	31,599
Derivatives held for trading: | Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	910	954
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	169,699	130,480
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	103,426	78,423
Fair value hedges | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	742	538
Fair value hedges | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	102,684	77,885
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	66,273	52,057
Cash flow hedges | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	27,400	26,035
Cash flow hedges | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	38,821	25,971
Cash flow hedges | Derivatives held for hedging | Equity derivative contracts
Disclosure of detailed information about hedges
Notional amount	52	51
Fair value
Disclosure of detailed information about hedges
Assets	2,592	2,439
Liabilities	1,570	1,008
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(2,262)	(2,173)
Liabilities	(2,262)	(2,173)
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	967	935
Liabilities	1,004	1,116
Fair value | Derivatives held for trading: | Exchange rate contracts
Disclosure of detailed information about hedges
Assets	125	320
Liabilities	141	299
Fair value | Derivatives held for trading: | Interest rate contracts
Disclosure of detailed information about hedges
Assets	697	473
Liabilities	842	792
Fair value | Derivatives held for trading: | Equity and credit contracts
Disclosure of detailed information about hedges
Assets	145	142
Liabilities	21	25
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	3,887	3,677
Liabilities	2,828	2,065
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,383	1,788
Liabilities	600	415
Fair value | Fair value hedges | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Assets	4	12
Liabilities	7	4
Fair value | Fair value hedges | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Assets	2,379	1,776
Liabilities	593	411
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,504	1,889
Liabilities	2,228	1,650
Fair value | Cash flow hedges | Derivatives held for hedging | Exchange rate contracts
Disclosure of detailed information about hedges
Assets	1,317	1,717
Liabilities	298	186
Fair value | Cash flow hedges | Derivatives held for hedging | Interest rate contracts
Disclosure of detailed information about hedges
Assets	168	164
Liabilities	1,930	1,463
Fair value | Cash flow hedges | Derivatives held for hedging | Equity derivative contracts
Disclosure of detailed information about hedges
Assets	19	8
Liabilities	£ 0	£ 1